Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties
3.           Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet	December 31, 2011	June 30, 2012
Liabilities
Interchart Shipping Inc. (a)	$260	$190
Management and Directors Fees (b)	141	60
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Total Liabilities	$436	$250

Statement of Operations

	Six-month period ended June 30,
	2011	2012
Voyage expenses-Interchart (a)	636	710
Executive directors consultancy fees (b)	2,941	228
Non-executive directors compensation (b)	80	67
Commission on sale of vessel - Oceanbulk (e)	-	91
Office setup expenses - Oceanbulk (e)	72	-
Office Rent - Combine Marine Ltd. (d)	-	19

(a) Interchart Shipping Inc. or Interchart: Interchart, a company affiliated to Oceanbulk Maritime S.A. (note 3 (e) below), is acting as a chartering broker of all the Company's vessels. As of December 31, 2011 and June 30, 2012 the Company had an outstanding liability of $260 and $190, respectively, to Interchart. During the six month periods ended June 30, 2011 and 2012 brokerage commissions on charter revenue charged by to Interchart amounted $636 and $710, respectively, and are included in "Voyage expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

(b) Management and Directors Fees: On October 3, 2007, Star Bulk entered into separate consulting agreements with companies owned and controlled by the Company's former Chief Executive Officer and the former Chief Financial Officer, for the services provided by the former Chief Executive Officer and the former Chief Financial Officer, respectively. Each of these agreements had a term of three years unless terminated earlier in accordance with the terms of such agreements. During 2010 these agreements were automatically renewed for the successive year. Under the consulting agreements, each company controlled by the former Chief Executive Officer and the former Chief Financial Officer was receiving an annual consulting fee of €370,000 (approx. $466) and €250,000 (approx. $315) respectively. During the six month periods ended June 30, 2011 and 2012, the consultancy fees under the specific consulting agreements amounted to $276 and $0, respectively.

On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date and he also resigned from the Company's Board of Directors on March 31, 2012. Pursuant to the terms of his employment and consultancy agreements, the former Chief Executive Officer was awarded a severance payment that amounted to $2,347.

Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Executive Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Executive Officer a base fee at an annual rate of not less €160,000 (approx. $201), additionally, the Chief Executive Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion and a minimum guaranteed incentive award of 420,000 shares of stock. These shares vest in three equal installments, the first installment of 140,000 shares vested on February 7, 2012, the second installment of 140,000 vests on February 7, 2013 and the last installment of 140,000 shares vests on February 7, 2014. On April 20, 2012 the Company issued the first installment of 140,000 shares and plans to issue the remaining two installments of 140,000 shares to Mr. Spyros Capralos in February 2013 and February 2014. During the six month periods ended June 30, 2011 and 2012, the consultancy fees under the specific consulting agreement with our Chief Executive Officer amounted to $98 and $116, respectively.

In addition, the current Chief Executive Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Financial Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Financial Officer a base fee at an annual rate of not less €56,000 (approx. $71). During the six month periods ended June 30, 2011 and 2012, the consultancy fees under the specific consulting agreement with the new Chief Financial Officer amounted to $13 and $36, respectively.

In addition, the current Chief Financial Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 12, 2011, the Company entered into a release agreement with a company owned by the former Chief Financial Officer. Pursuant to the terms of this agreement Mr. Syllantavos resigned as the Company's Chief Financial Officer and from the Company's board of directors on August 31, 2011 and received a severance payment of $463. The portion of this payment for the six month period ended June 30, 2011 amounted to $207.

All amounts discussed above are included in "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations for the six month periods ended June 30, 2011 and 2012.

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement the Company will pay the new Chief Operating Officer a base fee at an annual rate of not less €117,519 (approx. $148). During the six month periods ended June 30, 2011 and 2012 the consultancy fees under the specific consulting agreement with the new Chief Operating Officer amounted to $0 and $76, respectively.

The related expenses for the Company's executive officers for the six month periods ended June 30, 2011 and 2012 were $2,941 and $228, respectively and are included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

As of December 31, 2011 and June 30, 2012, the Company had an outstanding payable balance of $141 and $60, respectively with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the Board of Directors. The related expenses  for the six month periods ended June 30, 2011 and 2012 were $80 and $67, respectively and are included under " General and administrative expenses" in the in the accompanying unaudited interim condensed consolidated statements of operations.

(c) Combine Marine Inc., or Combine: On July 4, 2011, Starbulk S.A., entered into a 12-year lease agreement for office space with Combine, a company founded by the Chairman of the Company. The lease agreement provided for a monthly rental payment of € 5,000 (approx. $6.3). On January 1, 2012 this agreement was mutually terminated without the Company paying any compensation. As of December 31, 2011 and June 30, 2012, the Company had outstanding liability of $27 and $0, respectively, with Combine Marine Inc.

(d) Combine Marine Ltd., or Combine Ltd.: On January 1, 2012 Starbulk S.A, entered into a one year lease agreement for office space with Combine Ltd., a company founded by the Chairman of the Company. The lease agreement provided for a monthly rental of € 2,500 (approx. $3.1). The related expense for the six month period ended June 30, 2012 was $19 and was included under "General and administrative expenses" in the accompanying unaudited interim consolidated statements of operations. As of June 30, 2012, the Company had no outstanding liability with Combine Marine Ltd.

(e) Oceanbulk Maritime S.A., or Oceanbulk: The Company's Chairman, Mr. Petros Pappas, is also the founder of Oceanbulk Maritime S.A, a ship management company.

During the six month period ended June 30, 2011, Oceanbulk paid on behalf of the Company an amount of $72 incidental to renovation expenses for new offices. The related expenses are included under "General and administrative expenses" in the accompanying unaudited interim consolidated statement of operations. During the six month period ended June 30, 2012 the Company paid to Oceanbulk a brokerage commission amounting to $91 regarding the sale of vessel Star Ypsilon (Note 5). As of December 31, 2011 and June 30, 2012 the Company had an outstanding payable balance of $8 and $0, respectively, with Oceanbulk.